Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
March 31, 2024

Dates Covered
Collections Period	03/01/24 - 03/31/24
Interest Accrual Period	03/15/24 - 04/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/24	1,166,101,630.11	39,882
Yield Supplement Overcollateralization Amount 02/29/24	105,599,655.53	0
Receivables Balance 02/29/24	1,271,701,285.64	39,882
Principal Payments	38,997,201.71	565
Defaulted Receivables	461,750.96	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/24	100,869,118.39	0
Pool Balance at 03/31/24	1,131,373,214.58	39,302

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.71%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	8,101,159.18	232
Past Due 61-90 days	2,475,394.42	81
Past Due 91-120 days	475,504.25	12
Past Due 121+ days	0.00	0
Total	11,052,057.85	325

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	319,490.82
Aggregate Net Losses/(Gains) - March 2024	142,260.14
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.00%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	13,010,791.97
Actual Overcollateralization	13,010,791.97
Weighted Average Contract Rate	6.55%
Weighted Average Contract Rate, Yield Adjusted	10.49%
Weighted Average Remaining Term	59.35

Flow of Funds	$ Amount
Collections	45,928,326.01
Investment Earnings on Cash Accounts	25,928.04
Servicing Fee	(1,059,751.07)
Transfer to Collection Account	-
Available Funds	44,894,502.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,783,456.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	2,878,246.78
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	13,010,791.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,544,020.57

Total Distributions of Available Funds	44,894,502.98

Servicing Fee	1,059,751.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 03/15/24	1,152,691,461.36
Principal Paid	34,329,038.75
Note Balance @ 04/15/24	1,118,362,422.61

Class A-1
Note Balance @ 03/15/24	140,971,461.36
Principal Paid	34,329,038.75
Note Balance @ 04/15/24	106,642,422.61
Note Factor @ 04/15/24	49.7631463%

Class A-2a
Note Balance @ 03/15/24	174,260,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	174,260,000.00
Note Factor @ 04/15/24	100.0000000%

Class A-2b
Note Balance @ 03/15/24	260,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	260,000,000.00
Note Factor @ 04/15/24	100.0000000%

Class A-3
Note Balance @ 03/15/24	434,260,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	434,260,000.00
Note Factor @ 04/15/24	100.0000000%

Class A-4
Note Balance @ 03/15/24	87,890,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	87,890,000.00
Note Factor @ 04/15/24	100.0000000%

Class B
Note Balance @ 03/15/24	36,870,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	36,870,000.00
Note Factor @ 04/15/24	100.0000000%

Class C
Note Balance @ 03/15/24	18,440,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	18,440,000.00
Note Factor @ 04/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	5,021,443.66
Total Principal Paid	34,329,038.75
Total Paid	39,350,482.41

Class A-1
Coupon	5.51900%
Interest Paid	669,962.95
Principal Paid	34,329,038.75
Total Paid to A-1 Holders	34,999,001.70

Class A-2a
Coupon	5.05000%
Interest Paid	733,344.17
Principal Paid	0.00
Total Paid to A-2a Holders	733,344.17

Class A-2b
SOFR Rate	5.31864%
Coupon	5.65864%
Interest Paid	1,266,906.62
Principal Paid	0.00
Total Paid to A-2b Holders	1,266,906.62

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.0957274
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0003905
Total Distribution Amount	32.0961179

A-1 Interest Distribution Amount	3.1262853
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	160.1915014
Total A-1 Distribution Amount	163.3177867

A-2a Interest Distribution Amount	4.2083334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.2083334

A-2b Interest Distribution Amount	4.8727178
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.8727178

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	83.84
Noteholders' Third Priority Principal Distributable Amount	537.16
Noteholders' Principal Distributable Amount	379.00

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/24	3,072,738.16
Investment Earnings	13,676.80
Investment Earnings Paid	(13,676.80)
Deposit/(Withdrawal)	-
Balance as of 04/15/24	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16